November 27, 2015

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

- Dreyfus California AMT-Free Municipal Bond Fund

Supplement to Summary Prospectus dated November 27, 2015

And Statutory Prospectus dated October 1, 2015, As Revised November 27, 2015

Until January 1, 2016, notwithstanding any contrary information contained in the summary or statutory prospectus, the fund will normally invest substantially all of its net assets in municipal bonds that provide income exempt from federal and California state income taxes.  Thereafter, the fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, in such municipal bonds, and may invest a portion of its assets in municipal bonds (as defined in the summary prospectus dated October 1, 2015 and the statutory prospectus dated October 1, 2015, As Revised November 27, 2015, respectively) that do not pay income exempt from California state income taxes.

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November 27, 2015

The Dreyfus Family of Funds
(Other than Money Market Funds)
 Supplement to Summary and Statutory Prospectus

The following information supplements the information contained in the section of the applicable fund's prospectus entitled "Fund Summary – Purchase and Sale of Fund Shares":

Retirement Plans include qualified or non-qualified employee benefit plans, such as 401(k), 403(b)(7), Keogh, pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, sole proprietorships, non-profit entities, trade or labor unions, or state and local governments, but do not include IRAs (including, without limitation, traditional IRAs, Roth IRAs, Coverdell Education Savings Accounts, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans (SEP-IRAs), Salary Reduction Simplified Employee Pension Plans (SARSEPs) or Savings Incentive Match Plans for Employees (SIMPLE IRAs)).

The following information supersedes the information contained in the section of the applicable fund's prospectus entitled "Fund Summary – Tax Information":

The fund's distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, Retirement Plan or other U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

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The following information supplements and supersedes any contrary information contained in the section of the applicable fund's prospectus entitled "Shareholder Guide – Choosing a Share Class – Sales Charge Reductions and Waivers":

Class A shares of certain funds (as disclosed in the applicable fund's prospectus) currently are offered at net asset value without a sales load to the following shareholders:

•         investors who have continuously owned Class A shares of such fund since before the fund imposed a sales load; and/or

•         participants in certain health savings account programs.

Effective February 1, 2016, to qualify for the sales load waivers noted above, such shareholders must purchase Class A shares of such fund directly through the fund's distributor and such purchase must be for fund accounts maintained with the distributor and, with respect to participants in such health savings account programs, the health savings account program must maintain a fund account with the fund's distributor since on or before January 31, 2016.

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Class A shares offered by certain funds (as disclosed in the applicable fund's prospectus) may  be purchased at net asset value without payment of a sales charge by the following entities:

•         Retirement  Plans,  provided  that  such  Class  A  shares  are  purchased  through  a  financial intermediary that performs recordkeeping or other administrative services for the Retirement Plan

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and has entered into an agreement with the fund's distributor relating to such services, or are purchased directly through the fund's distributor.

•         Shareholders in Dreyfus-sponsored IRA rollover accounts funded with the distribution proceeds from Retirement Plans, provided that the rollover (except in the case of a rollover from a Dreyfus-sponsored Retirement Plan) is processed through an entity that has entered into an agreement with the fund's distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account.

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The following information supplements and supersedes any contrary information contained in the section of the applicable fund's prospectus entitled "Shareholder Guide – Choosing a Share Class – Class Z Shares":

Class Z shares of certain funds (as disclosed in the applicable fund's prospectus) generally are not available for new accounts and are offered to the following shareholders:

•         shareholders who received Class Z shares of the fund in exchange for their shares of another fund as a result of the reorganization of such other fund; and/or

•         shareholders who have continuously owned shares of the fund since the date of the implementation of the fund's multiple class distribution structure.

Effective February 1, 2016, to be eligible to purchase Class Z shares, such shareholders must purchase Class Z shares of such fund directly through the fund's distributor and such purchase must be for fund accounts maintained with the distributor. See the SAI for more information regarding shareholders eligible to purchase Class Z shares.

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The following information supplements and supersedes any contrary information contained in the section of the applicable fund's prospectus entitled "Shareholder Guide – Choosing a Share Class – CDSC Waivers":

The CDSC on Class A and C shares offered by certain funds (as disclosed in the applicable fund's prospectus) may be waived in the following cases:

•         redemptions due to receiving applicable required minimum distributions from IRA accounts (other than Roth IRAs or Coverdell Education Savings Accounts) upon reaching age 70½.

•         redemptions by Retirement Plans, provided that the shares being redeemed were  purchased through a financial intermediary that performs recordkeeping or other administrative services for the Retirement Plan and has entered into an agreement with the fund's distributor relating to such services, or were purchased directly through the fund's distributor.

The CDSC also will be waived in connection with redemptions by Retirement Plans of fund shares purchased on or before January 31, 2016.

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The following information supplements and supersedes any contrary information contained in the section of the applicable fund's prospectus entitled "Shareholder Guide – Buying and Selling Shares – How to Buy Shares":

The minimum initial and subsequent investment (except as set forth below) is $1,000 and $100, respectively. For Class Y shares, the minimum initial investment generally is $1,000,000, with no minimum subsequent investment. The minimum initial investment for Dreyfus-sponsored Retirement Plans or Dreyfus-sponsored IRAs (other than Coverdell Education Savings Accounts) is $750, with no minimum subsequent investment. The minimum initial investment for Dreyfus-sponsored Coverdell Education Savings Accounts is $500, with no minimum subsequent investment. Subsequent investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers' checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

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The following information supplements and supersedes any contrary information contained in the section of the applicable fund's prospectus entitled "Shareholder Guide – General Policies – Small Account Policies":

Certain funds (as disclosed in the applicable fund's prospectus) may charge regular  accounts  with balances below $2,000 an annual fee of $12.

No small account fee will be charged: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Retirement Plan accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

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Effective February 1, 2016, the following information supplements and supersedes any contrary information contained in the section of the applicable fund's prospectus entitled "Shareholder Guide – Services for Fund Investors":

Dreyfus Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund in shares of the same class, or another class in which you are eligible to invest, of another fund in the Dreyfus Family of Funds. However, if you hold fund shares through financial intermediary brokerage platforms, you may invest automatically your dividends and distributions from the fund only in shares of the same class of another fund in the Dreyfus Family of Funds. Shares held through a Dreyfus-sponsored Coverdell Education Savings Account are not eligible for this privilege.

Dreyfus Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of the same class, or another class in which you are eligible to invest, of another fund in the Dreyfus Family of Funds. However, if you hold fund shares through financial intermediary brokerage platforms, you may only exchange fund shares for shares of the same class of another fund in the Dreyfus Family of Funds.

Fund Exchanges – Generally, you can exchange shares worth $500 or more (no minimum for Dreyfus- sponsored Retirement Plans and Dreyfus-sponsored IRAs) into shares of the same class, or another class in which you are eligible to invest, of another fund in the Dreyfus Family of Funds. However, if you hold fund shares through financial intermediary brokerage platforms, you may only exchange fund shares for shares of the same class of another fund in the Dreyfus Family of Funds.

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Retirement Plans and IRAs – Dreyfus offers a variety of Retirement Plans and IRAs (including traditional and Roth IRAs and Coverdell Education Savings Accounts). Here's where you call for information:

•       For traditional, rollover and Roth IRAs and Coverdell Education Savings Accounts, call 1-800- DREYFUS

•       For SEP-IRAs, SARSEPs, SIMPLE IRAs and Retirement Plan accounts, call 1-800-358-0910

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